Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.3%
ATI, Inc.(1)	36,058	$ 4,138,016
Axon Enterprise, Inc.(1)	10,420	5,917,831
Carpenter Technology Corp.	12,675	3,990,597
Curtiss-Wright Corp.	5,226	2,880,937
General Electric Co.	130,635	40,239,499
HEICO Corp.	14,355	4,645,134
Howmet Aerospace, Inc.	56,081	11,497,727
Loar Holdings, Inc.(1)	6,000	408,000
Moog, Inc., Class A	4,502	1,096,462
Woodward, Inc.	7,808	2,360,515
		$77,174,718
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	33,110	$5,322,764
Expeditors International of Washington, Inc.	38,687	5,764,750
FedEx Corp.	53,225	15,374,573
GXO Logistics, Inc.(1)	14,264	750,857
United Parcel Service, Inc., Class B	166,811	16,545,983
		$43,758,927
Automobile Components — 0.2%
Aptiv PLC(1)	60,640	$4,614,098
Autoliv, Inc.	19,275	2,287,942
BorgWarner, Inc.	58,795	2,649,303
Lear Corp.	14,767	1,692,298
		$11,243,641
Automobiles — 0.6%
Ford Motor Co.	1,049,665	$13,771,605
General Motors Co.	211,183	17,173,401
Rivian Automotive, Inc., Class A(1)	209,091	4,121,184
		$35,066,190
Banks — 4.7%
Bank of America Corp.	862,359	$47,429,745
Bank OZK	12,536	576,907
BOK Financial Corp.	2,833	335,597
Cadence Bank	25,939	1,111,227
Citigroup, Inc.	233,333	27,227,628
Citizens Financial Group, Inc.	58,212	3,400,163
Columbia Banking System, Inc.	29,267	818,013
Comerica, Inc.	13,043	1,133,828
Commerce Bancshares, Inc.	23,038	1,205,809
Cullen/Frost Bankers, Inc.	5,487	694,819
East West Bancorp, Inc.	19,690	2,212,959
F.N.B. Corp.	52,079	890,551
Fifth Third Bancorp	90,155	4,220,156
First Citizens Bancshares, Inc., Class A	1,028	2,206,273
Security	Shares	Value
Banks (continued)
First Financial Bankshares, Inc.	19,359	$ 578,253
First Horizon Corp.	53,533	1,279,439
Flagstar Bank NA	50,000	629,500
Glacier Bancorp, Inc.	15,847	698,060
Hancock Whitney Corp.	11,864	755,499
Home BancShares, Inc.	22,755	632,134
Huntington Bancshares, Inc.	184,736	3,205,170
JPMorgan Chase & Co.	287,159	92,528,373
KeyCorp	109,402	2,258,057
M&T Bank Corp.	19,415	3,911,734
Old National Bancorp	43,636	973,519
Pinnacle Financial Partners, Inc.	9,343	891,416
PNC Financial Services Group, Inc.	52,040	10,862,309
Popular, Inc.	9,320	1,160,526
Regions Financial Corp.	119,718	3,244,358
SouthState Bank Corp.	12,620	1,187,668
Synovus Financial Corp.	15,627	782,131
Truist Financial Corp.	170,490	8,389,813
U.S. Bancorp	204,110	10,891,310
UMB Financial Corp.	10,211	1,174,673
United Bankshares, Inc.	19,479	747,994
Valley National Bancorp	67,975	793,948
Webster Financial Corp.	24,164	1,520,882
Wells Fargo & Co.	405,243	37,768,648
Western Alliance Bancorp	14,818	1,245,749
Wintrust Financial Corp.	10,651	1,489,223
Zions Bancorp NA	19,408	1,136,144
		$284,200,205
Beverages — 1.3%
Celsius Holdings, Inc.(1)	23,787	$1,088,017
Coca-Cola Co.	488,836	34,174,525
Coca-Cola Consolidated, Inc.	8,850	1,356,705
Keurig Dr. Pepper, Inc.	210,444	5,894,537
Monster Beverage Corp.(1)	112,414	8,618,781
PepsiCo, Inc.	187,798	26,952,769
Primo Brands Corp., Class A	43,778	715,770
		$78,801,104
Biotechnology — 2.4%
AbbVie, Inc.	208,904	$47,732,475
Alkermes PLC(1)	20,856	583,551
Alnylam Pharmaceuticals, Inc.(1)	14,824	5,894,764
Amgen, Inc.	64,464	21,099,712
Biogen, Inc.(1)	16,390	2,884,476
BioMarin Pharmaceutical, Inc.(1)	23,428	1,392,326
Exact Sciences Corp.(1)	19,854	2,016,372
Exelixis, Inc.(1)	28,125	1,232,719
Gilead Sciences, Inc.	146,798	18,017,986
Halozyme Therapeutics, Inc.(1)	13,274	893,340
Incyte Corp.(1)	16,279	1,607,877

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Insmed, Inc.(1)	22,151	$ 3,855,160
Ionis Pharmaceuticals, Inc.(1)	19,122	1,512,741
Madrigal Pharmaceuticals, Inc.(1)	2,333	1,358,599
Moderna, Inc.(1)	43,220	1,274,558
Natera, Inc.(1)	15,806	3,620,997
Neurocrine Biosciences, Inc.(1)	11,567	1,640,548
Regeneron Pharmaceuticals, Inc.	12,316	9,506,351
Revolution Medicines, Inc.(1)	17,907	1,426,293
Roivant Sciences Ltd.(1)	53,909	1,169,825
United Therapeutics Corp.(1)	5,550	2,704,237
Vertex Pharmaceuticals, Inc.(1)	31,038	14,071,388
		$145,496,295
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	961,393	$221,908,732
eBay, Inc.	49,532	4,314,237
Etsy, Inc.(1)	6,808	377,436
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	779,985
		$227,380,390
Building Products — 0.9%
A.O. Smith Corp.	16,483	$1,102,383
AAON, Inc.(2)	8,903	678,854
Advanced Drainage Systems, Inc.	9,669	1,400,361
Allegion PLC	11,900	1,894,718
Armstrong World Industries, Inc.	5,039	962,953
Builders FirstSource, Inc.(1)	9,834	1,011,820
Carlisle Cos., Inc.	12,468	3,988,014
Carrier Global Corp.	114,551	6,052,875
CSW Industrials, Inc.	2,596	762,004
Fortune Brands Innovations, Inc.	17,279	864,296
Johnson Controls International PLC	85,877	10,283,771
Lennox International, Inc.	4,540	2,204,533
Masco Corp.	23,254	1,475,699
Modine Manufacturing Co.(1)	13,447	1,795,309
Owens Corning	23,472	2,626,752
Simpson Manufacturing Co., Inc.	5,298	855,468
Trane Technologies PLC	31,177	12,134,088
Trex Co., Inc.(1)	14,931	523,779
UFP Industries, Inc.	5,762	524,630
Zurn Elkay Water Solutions Corp., Class C	20,000	929,800
		$52,072,107
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	2,531	$729,637
Ameriprise Financial, Inc.	11,637	5,706,087
Ares Management Corp., Class A	26,631	4,304,369
Bank of New York Mellon Corp.	90,267	10,479,096
Blackrock, Inc.	19,040	20,379,274
Blackstone, Inc.	96,612	14,891,774
Blue Owl Capital, Inc.(2)	64,997	971,055
Security	Shares	Value
Capital Markets (continued)
Carlyle Group, Inc.	34,459	$ 2,036,871
Cboe Global Markets, Inc.	13,736	3,447,736
Charles Schwab Corp.	221,184	22,098,493
CME Group, Inc.	46,842	12,791,613
Coinbase Global, Inc., Class A(1)	27,864	6,301,165
Evercore, Inc., Class A	4,069	1,384,477
FactSet Research Systems, Inc.	4,345	1,260,876
Franklin Resources, Inc.	47,893	1,144,164
Goldman Sachs Group, Inc.	38,764	34,073,556
Hamilton Lane, Inc., Class A	6,000	805,860
Houlihan Lokey, Inc.	5,887	1,025,457
Interactive Brokers Group, Inc., Class A	56,904	3,659,496
Intercontinental Exchange, Inc.	73,496	11,903,412
Invesco Ltd.	58,955	1,548,748
Janus Henderson Group PLC	19,013	904,448
Jefferies Financial Group, Inc.	19,258	1,193,418
KKR & Co., Inc.	89,741	11,440,183
LPL Financial Holdings, Inc.	10,812	3,861,722
MarketAxess Holdings, Inc.	4,905	889,031
Moody's Corp.	19,041	9,727,095
Morningstar, Inc.	3,966	861,851
MSCI, Inc.	9,447	5,420,027
Nasdaq, Inc.	56,368	5,475,024
Northern Trust Corp.	25,730	3,514,461
PJT Partners, Inc., Class A	4,000	668,800
Raymond James Financial, Inc.	24,578	3,946,981
S&P Global, Inc.	37,622	19,660,881
SEI Investments Co.	14,768	1,211,271
State Street Corp.	37,053	4,780,208
Stifel Financial Corp.	11,864	1,485,610
T. Rowe Price Group, Inc.	30,454	3,117,880
TPG, Inc.	15,316	977,773
Tradeweb Markets, Inc., Class A	17,457	1,877,326
Virtu Financial, Inc., Class A	15,000	499,800
		$242,457,006
Chemicals — 1.1%
Air Products and Chemicals, Inc.	30,155	$7,448,888
Axalta Coating Systems Ltd.(1)	33,822	1,092,789
Balchem Corp.	6,341	972,456
Celanese Corp.	15,697	663,669
Eastman Chemical Co.	19,490	1,244,047
Ecolab, Inc.	36,080	9,471,721
Element Solutions, Inc.	26,684	666,833
FMC Corp.	23,761	329,565
International Flavors & Fragrances, Inc.	36,918	2,487,904
Linde PLC	65,478	27,919,164
Mosaic Co.	38,544	928,525
PPG Industries, Inc.	32,608	3,341,016
RPM International, Inc.	19,497	2,027,688

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Sherwin-Williams Co.	31,599	$ 10,239,024
		$ 68,833,289
Commercial Services & Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	8,277	$ 810,649
Cintas Corp.	34,544	6,496,690
Clean Harbors, Inc.(1)	6,088	1,427,514
Copart, Inc.(1)	109,127	4,272,322
MSA Safety, Inc.	4,618	739,527
Republic Services, Inc.	26,792	5,678,029
Tetra Tech, Inc.	39,920	1,338,917
Veralto Corp.	32,881	3,280,866
Waste Management, Inc.	50,747	11,149,623
		$35,194,137
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	115,748	$15,166,460
Ciena Corp.(1)	16,458	3,849,033
Cisco Systems, Inc.	446,231	34,373,174
F5, Inc.(1)	6,015	1,535,389
Lumentum Holdings, Inc.(1)(2)	7,019	2,587,133
Motorola Solutions, Inc.	18,072	6,927,359
		$64,438,548
Construction & Engineering — 0.4%
AECOM	16,411	$1,564,461
Comfort Systems USA, Inc.	4,371	4,079,411
Dycom Industries, Inc.(1)	3,969	1,341,125
EMCOR Group, Inc.	5,942	3,635,256
IES Holdings, Inc.(1)	556	216,295
MasTec, Inc.(1)	6,552	1,424,208
Quanta Services, Inc.	18,915	7,983,265
Sterling Infrastructure, Inc.(1)	4,037	1,236,250
Valmont Industries, Inc.	3,406	1,370,302
WillScot Holdings Corp.	19,834	373,474
		$23,224,047
Construction Materials — 0.5%
CRH PLC	138,818	$17,324,486
Knife River Corp.(1)	17,267	1,214,734
Vulcan Materials Co.	38,600	11,009,492
		$29,548,712
Consumer Finance — 1.0%
Ally Financial, Inc.	29,566	$1,339,044
American Express Co.	71,666	26,512,837
Capital One Financial Corp.	81,849	19,836,923
Credit Acceptance Corp.(1)(2)	584	258,981
FirstCash Holdings, Inc.	5,630	897,309
OneMain Holdings, Inc.	16,018	1,082,016
Security	Shares	Value
Consumer Finance (continued)
SLM Corp.	22,631	$ 612,395
SoFi Technologies, Inc.(1)	143,357	3,753,086
Synchrony Financial	49,302	4,113,266
		$ 58,405,857
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	56,555	$ 971,049
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,495,308
Casey's General Stores, Inc.	5,604	3,097,387
Costco Wholesale Corp.	46,266	39,897,023
Dollar General Corp.	23,614	3,135,231
Dollar Tree, Inc.(1)	20,845	2,564,144
Kroger Co.	99,406	6,210,887
Maplebear, Inc.(1)	28,383	1,276,667
Performance Food Group Co.(1)	25,075	2,254,744
Sprouts Farmers Market, Inc.(1)	17,485	1,393,030
Sysco Corp.	72,473	5,340,535
Target Corp.	45,755	4,472,551
U.S. Foods Holding Corp.(1)	32,704	2,463,265
Walmart, Inc.	458,926	51,128,946
		$125,700,767
Containers & Packaging — 0.3%
Amcor PLC	333,053	$2,777,662
AptarGroup, Inc.	8,864	1,081,053
Avery Dennison Corp.	9,370	1,704,216
Ball Corp.	32,643	1,729,100
Crown Holdings, Inc.	16,049	1,652,565
Graphic Packaging Holding Co.	54,728	824,204
International Paper Co.	74,556	2,936,761
Packaging Corp. of America	11,084	2,285,853
Sealed Air Corp.	15,377	637,069
Silgan Holdings, Inc.(2)	7,723	311,777
Smurfit WestRock PLC	66,410	2,568,075
		$18,508,335
Distributors — 0.1%
Genuine Parts Co.	13,567	$1,668,198
LKQ Corp.	29,890	902,678
Pool Corp.	2,926	669,323
		$3,240,199
Diversified Consumer Services — 0.1%
ADT, Inc.	75,589	$610,003
Adtalem Global Education, Inc.(1)	4,645	480,618
Bright Horizons Family Solutions, Inc.(1)	8,169	828,337
Duolingo, Inc.(1)	5,178	908,739
H&R Block, Inc.	13,245	577,217
Service Corp. International	19,420	1,514,177

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
Stride, Inc.(1)	7,102	$ 461,133
		$ 5,380,224
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	21,831	$ 647,508
W.P. Carey, Inc.	30,578	1,968,000
		$ 2,615,508
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	790,623	$ 19,639,075
Verizon Communications, Inc.	470,568	19,166,235
		$38,805,310
Electric Utilities — 1.0%
Alliant Energy Corp.	31,376	$2,039,754
Constellation Energy Corp.	40,409	14,275,287
Evergy, Inc.	27,382	1,984,921
Eversource Energy	49,680	3,344,954
Exelon Corp.	127,052	5,538,197
IDACORP, Inc.	8,719	1,103,477
NextEra Energy, Inc.	266,538	21,397,671
NRG Energy, Inc.	25,261	4,022,562
Portland General Electric Co.	12,060	578,759
TXNM Energy, Inc.	11,452	674,294
Xcel Energy, Inc.	78,303	5,783,459
		$60,743,335
Electrical Equipment — 1.4%
Acuity, Inc.	3,937	$1,417,477
AMETEK, Inc.	33,907	6,961,446
Eaton Corp. PLC	54,635	17,401,794
Emerson Electric Co.	80,863	10,732,137
GE Vernova, Inc.	35,229	23,024,618
Hubbell, Inc.	7,872	3,496,034
Nextpower, Inc., Class A(1)	21,434	1,867,116
nVent Electric PLC	21,896	2,232,735
Regal Rexnord Corp.	8,971	1,258,811
Rockwell Automation, Inc.	15,115	5,880,793
Vertiv Holdings Co., Class A	54,731	8,866,969
		$83,139,930
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	169,464	$22,901,365
Arrow Electronics, Inc.(1)	6,623	729,722
Badger Meter, Inc.	3,328	580,436
CDW Corp.	14,450	1,968,090
Cognex Corp.	22,328	803,361
Coherent Corp.(1)	23,803	4,393,320
Corning, Inc.	86,859	7,605,374
Flex Ltd.(1)	40,259	2,432,449
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc.(1)	7,290	$ 676,949
Jabil, Inc.	11,317	2,580,502
Keysight Technologies, Inc.(1)	24,192	4,915,573
Littelfuse, Inc.	4,405	1,114,113
Ralliant Corp.	18,802	957,210
TD SYNNEX Corp.	8,146	1,223,774
TE Connectivity PLC	42,035	9,563,383
Teledyne Technologies, Inc.(1)	6,956	3,552,638
Trimble, Inc.(1)	34,815	2,727,755
Vontier Corp.	19,585	728,170
Zebra Technologies Corp., Class A(1)	6,550	1,590,471
		$71,044,655
Energy Equipment & Services — 0.2%
Baker Hughes Co.	267,290	$12,172,387
		$12,172,387
Entertainment — 1.5%
Electronic Arts, Inc.	26,121	$5,337,304
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,842,195
Netflix, Inc.(1)	451,460	42,328,890
Roku, Inc.(1)	15,348	1,665,104
Take-Two Interactive Software, Inc.(1)	20,124	5,152,348
Walt Disney Co.	225,070	25,606,214
Warner Bros. Discovery, Inc.(1)	316,727	9,128,072
Warner Music Group Corp., Class A	19,984	612,909
		$92,673,036
Financial Services — 2.6%
Affirm Holdings, Inc.(1)	28,675	$2,134,280
Apollo Global Management, Inc.	55,214	7,992,779
Corebridge Financial, Inc.	35,631	1,074,987
Corpay, Inc.(1)	8,162	2,456,191
Equitable Holdings, Inc.	38,350	1,827,378
Essent Group Ltd.	16,779	1,090,803
Euronet Worldwide, Inc.(1)	7,279	554,005
Fidelity National Information Services, Inc.	54,543	3,624,928
Fiserv, Inc.(1)	63,038	4,234,262
Jack Henry & Associates, Inc.	8,677	1,583,379
Jackson Financial, Inc., Class A	10,701	1,141,262
Mastercard, Inc., Class A	91,914	52,471,864
MGIC Investment Corp.	22,111	646,083
PayPal Holdings, Inc.	104,845	6,120,851
PennyMac Financial Services, Inc.	1,647	217,140
Shift4 Payments, Inc., Class A(1)(2)	7,065	444,883
Toast, Inc., Class A(1)	55,571	1,973,326
Visa, Inc., Class A	186,485	65,402,154
Voya Financial, Inc.	12,965	965,763
		$155,956,318

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 0.6%
Bunge Global SA	24,521	$ 2,184,331
Campbell's Co.	35,599	992,144
Conagra Brands, Inc.	67,700	1,171,887
Darling Ingredients, Inc.(1)	28,014	1,008,504
General Mills, Inc.	86,015	3,999,697
Hershey Co.	24,016	4,370,432
Hormel Foods Corp.	49,662	1,176,989
Ingredion, Inc.	9,520	1,049,675
J.M. Smucker Co.	17,585	1,719,989
Kraft Heinz Co.	139,637	3,386,197
Lamb Weston Holdings, Inc.	23,745	994,678
McCormick & Co., Inc.	44,925	3,059,842
Mondelez International, Inc., Class A	207,644	11,177,477
Pilgrim's Pride Corp.	10,000	389,900
Post Holdings, Inc.(1)	8,423	834,298
		$37,516,040
Gas Utilities — 0.0%†
Southwest Gas Holdings, Inc.	11,528	$922,471
UGI Corp.	20,163	754,701
		$1,677,172
Ground Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	21,507	$4,179,670
Knight-Swift Transportation Holdings, Inc.	39,222	2,050,526
Landstar System, Inc.	10,147	1,458,124
Lyft, Inc., Class A(1)	41,912	811,836
Old Dominion Freight Line, Inc.	50,028	7,844,390
Ryder System, Inc.	10,631	2,034,667
Saia, Inc.(1)	8,017	2,617,711
Uber Technologies, Inc.(1)	222,706	18,197,307
Union Pacific Corp.	94,978	21,970,311
XPO, Inc.(1)	32,222	4,379,292
		$65,543,834
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	205,718	$25,774,408
Align Technology, Inc.(1)	8,784	1,371,622
Baxter International, Inc.	68,916	1,316,985
Becton Dickinson & Co.	32,923	6,389,367
Boston Scientific Corp.(1)	176,037	16,785,128
Cooper Cos., Inc.(1)	26,964	2,209,969
DexCom, Inc.(1)	45,531	3,021,892
Edwards Lifesciences Corp.(1)	66,857	5,699,559
GE HealthCare Technologies, Inc.	54,284	4,452,374
Glaukos Corp.(1)	6,290	710,204
Globus Medical, Inc., Class A(1)	12,421	1,084,477
Hologic, Inc.(1)	23,929	1,782,471
IDEXX Laboratories, Inc.(1)	9,853	6,665,850
Insulet Corp.(1)	8,612	2,447,875
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)	42,391	$ 24,008,567
Medtronic PLC	156,127	14,997,560
Merit Medical Systems, Inc.(1)	8,686	765,584
Penumbra, Inc.(1)	5,177	1,609,581
ResMed, Inc.	16,361	3,940,874
STERIS PLC	12,453	3,157,085
Stryker Corp.	43,969	15,453,784
Teleflex, Inc.	5,702	695,872
Zimmer Biomet Holdings, Inc.	23,030	2,070,858
		$146,411,946
Health Care Providers & Services — 1.6%
Centene Corp.(1)	64,401	$2,650,101
Chemed Corp.	2,008	859,143
Cigna Group	32,152	8,849,195
CorVel Corp.(1)	6,000	406,020
CVS Health Corp.	150,542	11,947,013
DaVita, Inc.(1)	5,316	603,951
Elevance Health, Inc.	27,155	9,519,185
Encompass Health Corp.	12,962	1,375,787
Ensign Group, Inc.	8,511	1,482,616
Guardant Health, Inc.(1)	15,221	1,554,673
HCA Healthcare, Inc.	19,027	8,882,945
HealthEquity, Inc.(1)	11,570	1,059,928
Henry Schein, Inc.(1)	15,113	1,142,240
Humana, Inc.	14,984	3,837,852
Labcorp Holdings, Inc.	10,768	2,701,476
Molina Healthcare, Inc.(1)	7,407	1,285,411
Option Care Health, Inc.(1)	22,841	727,714
Quest Diagnostics, Inc.	11,822	2,051,472
UnitedHealth Group, Inc.	107,966	35,640,656
		$96,577,378
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	24,445	$1,196,339
American Healthcare REIT, Inc.	21,745	1,023,320
CareTrust REIT, Inc.	26,214	947,898
Healthcare Realty Trust, Inc.	53,295	903,350
Healthpeak Properties, Inc.	99,240	1,595,779
Omega Healthcare Investors, Inc.	34,847	1,545,116
Ventas, Inc.	56,995	4,410,273
Welltower, Inc.	88,575	16,440,406
		$28,062,481
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	16,768	$3,743,121
Waystar Holding Corp.(1)	14,000	458,500
		$4,201,621

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	98,442	$ 1,745,377
Ryman Hospitality Properties, Inc.	8,211	776,925
		$ 2,522,302
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(1)	46,327	$ 6,287,500
Aramark	39,856	1,469,092
Booking Holdings, Inc.	3,592	19,236,345
Brinker International, Inc.(1)	7,485	1,074,247
Cava Group, Inc.(1)(2)	12,421	728,989
Chipotle Mexican Grill, Inc.(1)	209,428	7,748,836
Choice Hotels International, Inc.	3,713	353,700
Darden Restaurants, Inc.	19,063	3,507,973
Domino's Pizza, Inc.	4,685	1,952,802
DoorDash, Inc., Class A(1)	40,439	9,158,625
Hilton Worldwide Holdings, Inc.	29,685	8,527,016
Hyatt Hotels Corp., Class A(2)	5,006	802,562
Life Time Group Holdings, Inc.(1)	17,000	451,860
Marriott International, Inc., Class A	27,007	8,378,652
Planet Fitness, Inc., Class A(1)	12,440	1,349,367
Shake Shack, Inc., Class A(1)	6,544	531,177
Starbucks Corp.	175,992	14,820,286
Texas Roadhouse, Inc.	9,788	1,624,808
Vail Resorts, Inc.(2)	3,170	420,976
Wingstop, Inc.	4,983	1,188,396
Wyndham Hotels & Resorts, Inc.	11,818	892,968
Yum! Brands, Inc.	43,087	6,518,201
		$97,024,378
Household Durables — 0.3%
D.R. Horton, Inc.	33,159	$4,775,891
Lennar Corp., Class A	30,120	3,096,336
Mohawk Industries, Inc.(1)	3,220	351,946
NVR, Inc.(1)	349	2,545,177
PulteGroup, Inc.	27,634	3,240,363
Somnigroup International, Inc.(2)	18,642	1,664,358
Taylor Morrison Home Corp.(1)	8,999	529,771
Toll Brothers, Inc.	14,355	1,941,083
TopBuild Corp.(1)	3,172	1,323,326
		$19,468,251
Household Products — 0.8%
Church & Dwight Co., Inc.	28,787	$2,413,790
Clorox Co.	15,502	1,563,067
Colgate-Palmolive Co.	83,183	6,573,120
Kimberly-Clark Corp.	36,418	3,674,212
Procter & Gamble Co.	244,335	35,015,649
		$49,239,838
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%†
AES Corp.	87,131	$ 1,249,458
Brookfield Renewable Corp.(2)	15,670	600,788
Clearway Energy, Inc., Class C	20,895	694,968
		$ 2,545,214
Industrial REITs — 0.4%
Americold Realty Trust, Inc.(2)	40,080	$ 515,429
EastGroup Properties, Inc.	6,746	1,201,732
First Industrial Realty Trust, Inc.	18,637	1,067,341
Lineage, Inc.	10,000	350,000
Prologis, Inc.	120,023	15,322,136
Rexford Industrial Realty, Inc.	30,750	1,190,640
STAG Industrial, Inc.	25,716	945,320
Terreno Realty Corp.	13,401	786,773
		$21,379,371
Insurance — 2.1%
Aflac, Inc.	64,418	$7,103,373
American Financial Group, Inc.	8,443	1,153,989
American International Group, Inc.	68,252	5,838,959
Aon PLC, Class A	27,283	9,627,625
Arch Capital Group Ltd.(1)	44,535	4,271,797
Arthur J. Gallagher & Co.	32,528	8,417,921
Assurant, Inc.	6,570	1,582,385
Axis Capital Holdings Ltd.	11,680	1,250,811
Brown & Brown, Inc.	32,734	2,608,900
Cincinnati Financial Corp.	19,598	3,200,745
Everest Group Ltd.	6,034	2,047,638
First American Financial Corp.	12,153	746,680
Hanover Insurance Group, Inc.	4,418	807,478
Hartford Insurance Group, Inc.	34,880	4,806,464
Kinsale Capital Group, Inc.	3,254	1,272,704
Markel Group, Inc.(1)	1,632	3,508,229
Marsh & McLennan Cos., Inc.	64,558	11,976,800
MetLife, Inc.	74,617	5,890,266
Old Republic International Corp.	26,730	1,219,957
Primerica, Inc.	3,682	951,282
Principal Financial Group, Inc.	29,433	2,596,285
Progressive Corp.	75,986	17,303,532
Prudential Financial, Inc.	46,081	5,201,623
Reinsurance Group of America, Inc.	8,453	1,719,847
RenaissanceRe Holdings Ltd.	4,793	1,347,600
RLI Corp.	10,978	702,372
Ryan Specialty Holdings, Inc.	18,176	938,427
Travelers Cos., Inc.	28,083	8,145,755
Unum Group	18,189	1,409,648
W.R. Berkley Corp.	38,039	2,667,295
Willis Towers Watson PLC	12,732	4,183,735
		$124,500,122

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	1,058,851	$ 331,420,363
Pinterest, Inc., Class A(1)	74,626	1,932,067
Reddit, Inc., Class A(1)	14,134	3,248,983
Snap, Inc., Class A(1)	139,856	1,128,638
		$ 337,730,051
IT Services — 1.5%
Accenture PLC, Class A	70,880	$ 19,017,104
Akamai Technologies, Inc.(1)	14,931	1,302,730
Amdocs Ltd.	14,063	1,132,212
Cloudflare, Inc., Class A(1)	36,158	7,128,550
Cognizant Technology Solutions Corp., Class A	54,834	4,551,222
EPAM Systems, Inc.(1)	7,499	1,536,395
Gartner, Inc.(1)	9,236	2,330,058
GoDaddy, Inc., Class A(1)	16,929	2,100,550
International Business Machines Corp.	105,800	31,339,018
Kyndryl Holdings, Inc.(1)	27,703	735,792
MongoDB, Inc.(1)	8,773	3,681,940
Snowflake, Inc., Class A(1)	35,505	7,788,377
Twilio, Inc., Class A(1)	17,506	2,490,053
VeriSign, Inc.	9,083	2,206,715
		$87,340,716
Leisure Products — 0.0%†
Hasbro, Inc.	15,358	$1,259,356
Mattel, Inc.(1)	20,208	400,927
		$1,660,283
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	35,803	$4,871,714
Avantor, Inc.(1)	94,362	1,081,389
Bio-Rad Laboratories, Inc., Class A(1)	2,262	685,363
Bio-Techne Corp.	18,380	1,080,928
Bruker Corp.	10,235	482,171
Charles River Laboratories International, Inc.(1)	7,469	1,489,916
Danaher Corp.	76,246	17,454,234
Illumina, Inc.(1)	20,253	2,656,383
IQVIA Holdings, Inc.(1)	21,577	4,863,672
Medpace Holdings, Inc.(1)	3,135	1,760,773
Mettler-Toledo International, Inc.(1)	2,450	3,415,766
Repligen Corp.(1)	8,348	1,367,903
Revvity, Inc.	13,808	1,335,924
Thermo Fisher Scientific, Inc.	44,631	25,861,433
Waters Corp.(1)	7,201	2,735,156
West Pharmaceutical Services, Inc.	9,560	2,630,338
		$73,773,063
Machinery — 2.6%
AGCO Corp.	9,698	$1,011,695
Allison Transmission Holdings, Inc.	10,686	1,046,159
Security	Shares	Value
Machinery (continued)
Caterpillar, Inc.	60,135	$ 34,449,537
Chart Industries, Inc.(1)	5,302	1,093,431
CNH Industrial NV	132,634	1,222,886
Cummins, Inc.	18,862	9,628,108
Deere & Co.	34,705	16,157,607
Donaldson Co., Inc.	15,838	1,404,197
Dover Corp.	20,632	4,028,192
ESAB Corp.	6,522	728,638
ESCO Technologies, Inc.	4,015	784,491
Federal Signal Corp.	9,577	1,039,966
Flowserve Corp.	21,203	1,471,064
Fortive Corp.	44,219	2,441,331
Gates Industrial Corp. PLC(1)	39,632	850,899
Graco, Inc.	23,810	1,951,706
IDEX Corp.	10,928	1,944,528
Illinois Tool Works, Inc.	39,689	9,775,401
Ingersoll Rand, Inc.	56,388	4,467,057
ITT, Inc.	10,717	1,859,507
JBT Marel Corp.	7,989	1,203,703
Lincoln Electric Holdings, Inc.	7,639	1,830,610
Middleby Corp.(1)	8,322	1,237,232
Mueller Industries, Inc.	13,903	1,596,064
Nordson Corp.	6,837	1,643,820
Oshkosh Corp.	8,141	1,022,754
Otis Worldwide Corp.	51,845	4,528,661
PACCAR, Inc.	70,270	7,695,268
Parker-Hannifin Corp.	17,756	15,606,814
Pentair PLC	23,466	2,443,749
RBC Bearings, Inc.(1)	4,696	2,105,827
Snap-on, Inc.	6,963	2,399,450
SPX Technologies, Inc.(1)	5,603	1,120,936
Stanley Black & Decker, Inc.	21,711	1,612,693
Timken Co.	10,680	898,508
Toro Co.	14,144	1,113,416
Watts Water Technologies, Inc., Class A	4,503	1,242,918
Westinghouse Air Brake Technologies Corp.	25,020	5,340,519
Xylem, Inc.	34,286	4,669,068
		$156,668,410
Media — 0.4%
Charter Communications, Inc., Class A(1)	11,038	$2,304,183
Comcast Corp., Class A	416,928	12,461,978
Liberty Broadband Corp., Class C(1)	18,039	876,695
New York Times Co., Class A	18,406	1,277,745
Nexstar Media Group, Inc.	4,833	981,341
Omnicom Group, Inc.	40,886	3,301,544
Paramount Skydance Corp., Class B	35,837	480,216
Sirius XM Holdings, Inc.	28,404	567,938
Trade Desk, Inc., Class A(1)	55,116	2,092,203
		$24,343,843

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 0.4%
Commercial Metals Co.	28,609	$ 1,980,315
Nucor Corp.	66,544	10,853,992
Reliance, Inc.	15,101	4,362,226
Steel Dynamics, Inc.	39,502	6,693,614
		$ 23,890,147
Mortgage REITs — 0.1%
AGNC Investment Corp.(2)	107,926	$ 1,156,967
Annaly Capital Management, Inc.	71,106	1,589,930
Rithm Capital Corp.	68,495	746,595
Starwood Property Trust, Inc.	42,268	761,247
		$4,254,739
Multi-Utilities — 0.7%
Ameren Corp.	37,576	$3,752,339
CMS Energy Corp.	37,220	2,602,795
Consolidated Edison, Inc.	48,829	4,849,696
Dominion Energy, Inc.	108,402	6,351,273
DTE Energy Co.	24,412	3,148,660
NiSource, Inc.	57,231	2,389,966
Public Service Enterprise Group, Inc.	62,946	5,054,564
Sempra	82,351	7,270,770
WEC Energy Group, Inc.	38,552	4,065,694
		$39,485,757
Office REITs — 0.1%
BXP, Inc.	22,161	$1,495,424
COPT Defense Properties	7,468	207,611
Cousins Properties, Inc.	30,071	775,230
Kilroy Realty Corp.(2)	20,000	747,400
Vornado Realty Trust	23,964	797,522
		$4,023,187
Oil, Gas & Consumable Fuels — 0.2%
CNX Resources Corp.(1)	36,723	$1,350,305
Occidental Petroleum Corp.	198,932	8,180,084
		$9,530,389
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	8,248	$666,108
		$666,108
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(1)	31,399	$1,579,370
American Airlines Group, Inc.(1)	174,186	2,670,271
Delta Air Lines, Inc.	183,496	12,734,623
Joby Aviation, Inc.(1)	61,167	807,404
		$17,791,668
Security	Shares	Value
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	15,888	$ 424,686
e.l.f. Beauty, Inc.(1)	6,136	466,582
Estee Lauder Cos., Inc., Class A	22,278	2,332,952
Kenvue, Inc.	185,533	3,200,444
		$ 6,424,664
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	245,348	$ 13,234,071
Corcept Therapeutics, Inc.(1)	12,137	422,368
Elanco Animal Health, Inc.(1)	47,586	1,076,871
Eli Lilly & Co.	89,471	96,152,694
Jazz Pharmaceuticals PLC(1)	8,829	1,500,930
Merck & Co., Inc.	298,337	31,402,953
Pfizer, Inc.	672,937	16,756,131
Royalty Pharma PLC, Class A	44,360	1,714,070
Zoetis, Inc.	55,379	6,967,786
		$169,227,874
Professional Services — 0.6%
Amentum Holdings, Inc.(1)	13,888	$402,752
Automatic Data Processing, Inc.	44,705	11,499,467
Booz Allen Hamilton Holding Corp.	16,491	1,391,181
Broadridge Financial Solutions, Inc.	13,111	2,925,982
Dayforce, Inc.(1)	19,247	1,331,123
Equifax, Inc.	14,740	3,198,285
ExlService Holdings, Inc.(1)	21,250	901,850
FTI Consulting, Inc.(1)	3,808	650,521
Genpact Ltd.	18,622	871,137
Parsons Corp.(1)	2,630	162,534
Paychex, Inc.	39,100	4,386,238
Paycom Software, Inc.	7,048	1,123,169
Paylocity Holding Corp.(1)	5,269	803,523
Robert Half, Inc.	8,843	240,176
Science Applications International Corp.	5,120	515,379
SS&C Technologies Holdings, Inc.	27,152	2,373,628
TransUnion	22,499	1,929,289
UL Solutions, Inc., Class A	8,135	641,526
Verisk Analytics, Inc.	17,021	3,807,427
		$39,155,187
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	37,352	$6,005,828
CoStar Group, Inc.(1)	51,254	3,446,319
Jones Lang LaSalle, Inc.(1)	5,231	1,760,074
Zillow Group, Inc., Class C(1)	22,221	1,515,917
		$12,728,138
Residential REITs — 0.3%
AvalonBay Communities, Inc.	16,935	$3,070,485
Camden Property Trust	14,848	1,634,468

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs (continued)
Equity LifeStyle Properties, Inc.	25,196	$ 1,527,129
Equity Residential	52,556	3,313,130
Essex Property Trust, Inc.	9,010	2,357,737
Invitation Homes, Inc.	84,060	2,336,027
Mid-America Apartment Communities, Inc.	16,410	2,279,513
Sun Communities, Inc.	17,392	2,155,043
UDR, Inc.	46,335	1,699,568
		$ 20,373,100
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$1,108,896
Federal Realty Investment Trust	11,607	1,169,986
Kimco Realty Corp.	93,381	1,892,833
Kite Realty Group Trust	30,789	738,012
NNN REIT, Inc.	25,723	1,019,403
Phillips Edison & Co., Inc.	17,164	610,523
Realty Income Corp.	112,375	6,334,579
Regency Centers Corp.	25,932	1,790,086
Simon Property Group, Inc.	42,147	7,801,831
		$22,466,149
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.(1)	183,608	$39,321,489
Allegro MicroSystems, Inc.(1)	22,618	596,663
Analog Devices, Inc.	55,736	15,115,603
Applied Materials, Inc.	90,845	23,346,257
Astera Labs, Inc.(1)	13,488	2,243,864
Broadcom, Inc.	463,518	160,423,580
Cirrus Logic, Inc.(1)	7,380	874,530
Enphase Energy, Inc.(1)	16,417	526,165
Entegris, Inc.	17,978	1,514,646
First Solar, Inc.(1)	9,518	2,486,387
Intel Corp.(1)	480,484	17,729,860
KLA Corp.	14,643	17,792,416
Lam Research Corp.	142,793	24,443,306
Lattice Semiconductor Corp.(1)	15,108	1,111,647
MACOM Technology Solutions Holdings, Inc.(1)	7,511	1,286,484
Marvell Technology, Inc.	97,655	8,298,722
Microchip Technology, Inc.	58,302	3,715,003
Micron Technology, Inc.	126,896	36,217,387
MKS, Inc.	8,175	1,306,365
Monolithic Power Systems, Inc.	5,488	4,974,104
NVIDIA Corp.	2,271,181	423,575,256
ON Semiconductor Corp.(1)	47,391	2,566,223
Qorvo, Inc.(1)	11,584	978,964
QUALCOMM, Inc.	121,128	20,718,944
Rambus, Inc.(1)	13,679	1,256,963
Skyworks Solutions, Inc.	20,197	1,280,692
Teradyne, Inc.	17,105	3,310,844
Texas Instruments, Inc.	103,922	18,029,428
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	6,342	$ 740,619
		$ 835,782,411
Software — 9.9%
ACI Worldwide, Inc.(1)	12,660	$ 605,275
Adobe, Inc.(1)	46,466	16,262,635
AppFolio, Inc., Class A(1)	3,500	814,275
AppLovin Corp., Class A(1)	25,506	17,186,453
Atlassian Corp., Class A(1)	19,033	3,086,011
Autodesk, Inc.(1)	23,403	6,927,522
Bentley Systems, Inc., Class B	16,578	632,699
Box, Inc., Class A(1)	17,017	508,978
Cadence Design Systems, Inc.(1)	29,839	9,327,075
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	516,750
Clearwater Analytics Holdings, Inc., Class A(1)	29,268	705,944
Commvault Systems, Inc.(1)	5,190	650,618
Confluent, Inc., Class A(1)	37,516	1,134,484
CrowdStrike Holdings, Inc., Class A(1)	27,590	12,933,088
Datadog, Inc., Class A(1)	35,029	4,763,594
Docusign, Inc.(1)	26,144	1,788,250
Dolby Laboratories, Inc., Class A	6,538	419,870
Dropbox, Inc., Class A(1)	18,546	515,579
Dynatrace, Inc.(1)	39,992	1,733,253
Elastic NV(1)	8,376	631,885
Fair Isaac Corp.(1)	2,971	5,022,832
Fortinet, Inc.(1)	66,649	5,292,597
Gen Digital, Inc.	59,180	1,609,104
Guidewire Software, Inc.(1)	8,545	1,717,630
HubSpot, Inc.(1)	6,345	2,546,249
Intuit, Inc.	30,359	20,110,409
Manhattan Associates, Inc.(1)	6,811	1,180,414
MARA Holdings, Inc.(1)(2)	38,039	341,590
Microsoft Corp.	716,013	346,278,207
Nutanix, Inc., Class A(1)	29,688	1,534,573
Oracle Corp.	190,818	37,192,336
Palo Alto Networks, Inc.(1)	77,334	14,244,923
PTC, Inc.(1)	15,079	2,626,913
Q2 Holdings, Inc.(1)	7,296	526,479
Qualys, Inc.(1)	4,602	611,606
Roper Technologies, Inc.	11,551	5,141,697
Salesforce, Inc.	105,239	27,878,864
Samsara, Inc., Class A(1)	25,851	916,418
SentinelOne, Inc., Class A(1)	22,483	337,245
ServiceNow, Inc.(1)	117,110	17,940,081
SPS Commerce, Inc.(1)	4,586	408,750
Synopsys, Inc.(1)	20,643	9,696,430
Tyler Technologies, Inc.(1)	4,951	2,247,506
Varonis Systems, Inc.(1)	13,142	431,058
Workday, Inc., Class A(1)	24,539	5,270,486
Zscaler, Inc.(1)	11,669	2,624,592
		$594,873,227

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs — 0.9%
American Tower Corp.	61,093	$ 10,726,098
Crown Castle, Inc.	55,657	4,946,238
CubeSmart	31,543	1,137,125
Digital Realty Trust, Inc.	45,622	7,058,180
Equinix, Inc.	12,583	9,640,591
Extra Space Storage, Inc.	25,542	3,326,079
Iron Mountain, Inc.	35,487	2,943,647
Lamar Advertising Co., Class A	12,312	1,558,453
National Storage Affiliates Trust	12,000	338,520
Public Storage	20,382	5,289,129
SBA Communications Corp.	15,057	2,912,475
Weyerhaeuser Co.	82,826	1,962,148
		$51,838,683
Specialty Retail — 1.9%
AutoNation, Inc.(1)	2,563	$529,208
AutoZone, Inc.(1)	1,674	5,677,371
Bath & Body Works, Inc.	29,800	598,384
Best Buy Co., Inc.	21,455	1,435,983
Boot Barn Holdings, Inc.(1)	2,500	441,175
Burlington Stores, Inc.(1)	6,490	1,874,637
CarMax, Inc.(1)	19,883	768,279
Carvana Co.(1)	12,987	5,480,774
Dick's Sporting Goods, Inc.	5,422	1,073,393
Five Below, Inc.(1)	6,997	1,317,955
Floor & Decor Holdings, Inc., Class A(1)	12,454	758,324
GameStop Corp., Class A(1)	54,168	1,087,693
Gap, Inc.	25,901	663,066
Group 1 Automotive, Inc.	1,397	549,440
Home Depot, Inc.	103,898	35,751,302
Lithia Motors, Inc., Class A	3,411	1,133,578
Lowe's Cos., Inc.	58,897	14,203,601
O'Reilly Automotive, Inc.(1)	89,745	8,185,642
Penske Automotive Group, Inc.	1,776	281,123
Ross Stores, Inc.	35,110	6,324,715
TJX Cos., Inc.	116,282	17,862,078
Tractor Supply Co.	55,318	2,766,453
Ulta Beauty, Inc.(1)	4,554	2,755,216
Urban Outfitters, Inc.(1)	2,413	181,602
Wayfair, Inc., Class A(1)	10,384	1,042,657
Williams-Sonoma, Inc.	13,156	2,349,530
		$115,093,179
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,438,688	$391,121,720
Dell Technologies, Inc., Class C	35,037	4,410,457
Hewlett Packard Enterprise Co.	146,696	3,523,638
HP, Inc.	109,071	2,430,102
NetApp, Inc.	23,724	2,540,603
Pure Storage, Inc., Class A(1)	33,965	2,275,995
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.(1)	14,988	$ 3,557,851
Seagate Technology Holdings PLC	23,535	6,481,304
Western Digital Corp.	38,027	6,550,911
		$ 422,892,581
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)	7,218	$ 617,283
Deckers Outdoor Corp.(1)	16,950	1,757,206
lululemon Athletica, Inc.(1)	11,416	2,372,359
NIKE, Inc., Class B	119,739	7,628,572
Ralph Lauren Corp.	4,524	1,599,732
Tapestry, Inc.	22,305	2,849,910
VF Corp.	41,223	745,312
		$17,570,374
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17,419	$1,118,822
Applied Industrial Technologies, Inc.	4,824	1,238,659
Core & Main, Inc., Class A(1)	24,700	1,283,659
Fastenal Co.	125,392	5,031,981
Ferguson Enterprises, Inc.	20,716	4,612,003
FTAI Aviation Ltd.	15,897	3,129,325
GATX Corp.	3,444	584,102
QXO, Inc.(1)(2)	74,283	1,432,919
SiteOne Landscape Supply, Inc.(1)	6,263	780,119
United Rentals, Inc.	8,916	7,215,897
W.W. Grainger, Inc.	4,888	4,932,236
Watsco, Inc.	5,610	1,890,290
WESCO International, Inc.	4,024	984,431
		$34,234,443
Water Utilities — 0.1%
American Water Works Co., Inc.	25,307	$3,302,563
Essential Utilities, Inc.	44,058	1,690,065
		$4,992,628
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	55,080	$11,183,443
		$11,183,443
Total Common Stocks (identified cost $2,429,223,130)		$5,983,939,567

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	16,181	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	8,648,244	$ 8,648,244
Total Affiliated Fund (identified cost $8,648,244)		$ 8,648,244
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(6)	2,807,837	$ 2,807,837
Total Securities Lending Collateral (identified cost $2,807,837)		$ 2,807,837
Total Short-Term Investments (identified cost $11,456,081)		$ 11,456,081
Total Investments — 99.7% (identified cost $2,440,686,977)		$5,995,403,414
Other Assets, Less Liabilities — 0.3%		$ 20,605,016
Net Assets — 100.0%		$6,016,008,430

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $12,700,618 and the total market value of the collateral received by the Fund was $13,271,012, comprised of cash of $2,807,837 and U.S. government and/or agencies securities of $10,463,175.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$7,766
		$7,766

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $8,648,244, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,942,519	$100,052,193	$(94,346,468)	$ —	$ —	$8,648,244	$31,143	8,648,244

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,983,939,567(2)	$ —	$ —	$5,983,939,567
Rights	—	—	7,766	7,766
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	8,648,244	—	—	8,648,244
Securities Lending Collateral	2,807,837	—	—	2,807,837
Total Investments	$5,995,395,648	$ —	$7,766	$5,995,403,414

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.